Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Cash and Cash Equivalents
Cash and cash equivalents as reported in the consolidated statements of cash flows are presented separately on the consolidated balance sheets as follows:

	As of December 31, 2021		As of December 31, 2022
	Amount	RMB equivalent	Amount	RMB equivalent
Cash and cash equivalents:
RMB	8,513,644	8,513,644	13,230,745	13,230,745
US$	281,083	1,788,100	194,588	1,355,226
HKD	852,743	695,738	9,256	8,268
Others	not applicable	27,424	not applicable	13,535

Total		11,024,906		14,607,774

Summary of Accounts Receivable, Allowance for Credit Loss
The following table summarizes the activity in the allowance for credit losses related to accounts and notes receivable, other current assets and installment payment receivables for the year
s
ended December 31, 2020, 2021 and 2022 :

For the Year Ended
December 31, 2020
Balance as of December 31, 2019	4,645
Adoption of ASC Topic 326	2,074

Balance as of January 1, 2020	6,719
Current period provision	10,039
Write-offs	(4,251)

Balance as of December 31, 2020	12,507

For the Year Ended
December 31, 2021

Balance as of December 31, 2020	12,507
Current period provision	69,731
Write-offs	(15,142)

Balance as of December 31, 2021	67,096

For the Year Ended
December 31, 2022

Balance as of December 31, 2021	67,096
Current period provision	67,654
Write-offs	(13,043)

Balance as of December 31, 2022	121,707

Summary of Useful Lives of Property Plant and Equipment

Estimated useful lives
Buildings	20 years
Machinery and equipment	5 to 10 years
Charging infrastructure	5 years
Vehicles	4 to 5 years
Computer and electronic equipment	3 years
Others	2 to 5 years

Summary of Finite Lived Intangible Assets Useful Lives
Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Estimated useful lives
Software	2 to 10 years
License of maintenance and overhauls	26 months